Cover	Aug. 28, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2019
Entity File Number	000-38140
Entity Registrant Name	CISION LTD.
Entity Central Index Key	0001701040
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	130 East Randolph Street, 7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(866)
Local Phone Number	639-5087
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	CISN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false